Credit Risk - Summary of ECL Reconciliation For Other Business Segments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 863
Ending balance	1,377	£ 863
Recoveries net of collection costs	(24)	(40)	£ (42)
Income statement charge/(release) for the year	645	221	153
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147
Ending balance	216	147
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348
Ending balance	592	348
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368
Ending balance	569	368
Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	310,155	305,464
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	57,021	43,257
Redemptions and repayments	(53,434)	(42,183)
Other	9,398	3,980
Assets written off	395	363
Ending balance	322,745	310,155	305,464
Net movement in the year	12,590	4,691
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	863	807
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	379	160
Change in economic scenarios	164	(19)
Changes to model	25	13
New lending and assets purchased	156	70
Redemptions and repayments	(90)	(102)
Other	133	183
Assets written off	253	249
Ending balance	1,377	863	807
Net movement in the year	514
Increase decrease in total expected credit losses		56
Charge/(release) to the Income Statement	767	305
Less: ECL relating to derecognised income	(14)	(13)
Recoveries net of collection costs	(108)	(71)
Income statement charge/(release) for the year	645	221
Corporate and commercial banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	294	45	8
Corporate and commercial banking | Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24,118	25,056
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	8,883	4,114
Redemptions and repayments	7,423	4,101
Other	(954)	(843)
Assets written off	(121)	(108)
Ending balance	24,503	24,118	25,056
Net movement in the year	385	(938)
Corporate and commercial banking | Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	262	235
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	272	49
Change in economic scenarios	51	19
New lending and assets purchased	82	14
Redemptions and repayments	56	30
Other	43	29
Assets written off	(51)	(54)
Ending balance	603	262	235
Increase decrease in total expected credit losses	341	27
Charge/(release) to the Income Statement	392	81
Less: ECL relating to derecognised income	(5)	(6)
Recoveries net of collection costs	(93)	(30)
Income statement charge/(release) for the year	294	45
Corporate and investment banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	7	22	14
Corporate and investment banking | Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,384	17,549
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	1,162	54
Redemptions and repayments	5,293	5,157
Other	2,435	938
Assets written off	(42)	0
Ending balance	11,646	13,384	17,549
Net movement in the year	(1,738)	(4,165)
Corporate and investment banking | Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	50	18
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	36
Change in economic scenarios	8
New lending and assets purchased	1	0
Redemptions and repayments	2	2
Other	(2)	(2)
Assets written off	(22)	0
Ending balance	33	50	18
Increase decrease in total expected credit losses	(17)	32
Charge/(release) to the Income Statement	5	32
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	2	(10)
Income statement charge/(release) for the year	7	22
Corporate centre
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	36	(2)	(4)
Corporate centre | Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	67,873	68,731
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	11,503	1,849
Redemptions and repayments	10,354	5,469
Other	7,325	2,765
Assets written off	(2)	(3)
Ending balance	76,345	67,873	68,731
Net movement in the year	8,472	(858)
Corporate centre | Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2	5
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	1	1
Change in economic scenarios	6	1
New lending and assets purchased	1	0
Redemptions and repayments	3	0
Other	28	(5)
Assets written off	0	0
Ending balance	35	2	5
Net movement in the year	33
Increase decrease in total expected credit losses		(3)
Charge/(release) to the Income Statement	33	(3)
Less: ECL relating to derecognised income	0	1
Recoveries net of collection costs	4	(1)
Income statement charge/(release) for the year	37	(3)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	295,436	290,882
Transfers from Stage 1 to Stage 2	(9,815)	(4,101)
Transfers from Stage 2 to Stage 1	3,178	3,458
Transfers to Stage 3	(385)	(361)
Transfers from Stage 3	12	10
Transfers of financial instruments	(7,010)	(994)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	55,546	42,415
Redemptions and repayments	(50,698)	(40,380)
Other	8,141	3,514
Assets written off	2	1
Ending balance	301,413	295,436	290,882
Net movement in the year	5,977	4,554
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,351	12,011
Transfers from Stage 1 to Stage 2	9,815	4,101
Transfers from Stage 2 to Stage 1	(3,178)	(3,458)
Transfers to Stage 3	(1,126)	(595)
Transfers from Stage 3	326	516
Transfers of financial instruments	5,837	564
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	1,371	827
Redemptions and repayments	(2,295)	(1,344)
Other	1,072	294
Assets written off	0	1
Ending balance	18,336	12,351	12,011
Net movement in the year	5,985	340
Financial instruments not credit-impaired | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147	143
Transfers from Stage 1 to Stage 2	(47)	(11)
Transfers from Stage 2 to Stage 1	110	74
Transfers to Stage 3	(8)	(2)
Transfers from Stage 3	2	1
Transfers of financial instruments	57	62
Net remeasurement of ECL on stage transfer	(101)	(66)
Change in economic scenarios	15	5
Changes to model	0	0
New lending and assets purchased	40	29
Redemptions and repayments	(30)	(32)
Other	88	6
Assets written off	0	0
Ending balance	216	147	143
Net movement in the year	69
Increase decrease in total expected credit losses		4
Charge/(release) to the Income Statement	69	4
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(10)
Income statement charge/(release) for the year	69	(6)
Financial instruments not credit-impaired | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348	307
Transfers from Stage 1 to Stage 2	47	11
Transfers from Stage 2 to Stage 1	(110)	(74)
Transfers to Stage 3	(61)	(24)
Transfers from Stage 3	21	23
Transfers of financial instruments	(103)	(64)
Net remeasurement of ECL on stage transfer	239	130
Change in economic scenarios	139	(15)
Changes to model	0	0
New lending and assets purchased	64	32
Redemptions and repayments	(42)	(28)
Other	(53)	(14)
Assets written off	0	0
Ending balance	592	348	307
Net movement in the year	244
Increase decrease in total expected credit losses		41
Charge/(release) to the Income Statement	244	41
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(15)
Income statement charge/(release) for the year	244	26
Financial instruments not credit-impaired | Corporate and commercial banking | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,281	23,259
Transfers from Stage 1 to Stage 2	(4,443)	(801)
Transfers from Stage 2 to Stage 1	528	156
Transfers to Stage 3	(78)	(42)
Transfers from Stage 3	4	0
Transfers of financial instruments	(3,989)	(687)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	7,984	3,733
Redemptions and repayments	6,487	4,062
Other	(1,572)	(962)
Assets written off	0	0
Ending balance	17,217	21,281	23,259
Net movement in the year	(4,064)	(1,978)
Financial instruments not credit-impaired | Corporate and commercial banking | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,385	1,422
Transfers from Stage 1 to Stage 2	4,443	801
Transfers from Stage 2 to Stage 1	(528)	(156)
Transfers to Stage 3	(543)	(109)
Transfers from Stage 3	1	16
Transfers of financial instruments	3,373	552
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	805	379
Redemptions and repayments	818	32
Other	521	64
Assets written off	0	0
Ending balance	6,266	2,385	1,422
Net movement in the year	3,881	963
Financial instruments not credit-impaired | Corporate and commercial banking | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	53	47
Transfers from Stage 1 to Stage 2	(37)	(3)
Transfers from Stage 2 to Stage 1	20	7
Transfers to Stage 3	(1)	0
Transfers from Stage 3	1	0
Transfers of financial instruments	(17)	4
Net remeasurement of ECL on stage transfer	(18)	(7)
Change in economic scenarios	7	8
New lending and assets purchased	10	6
Redemptions and repayments	13	10
Other	32	5
Assets written off	0	0
Ending balance	54	53	47
Increase decrease in total expected credit losses	1	6
Charge/(release) to the Income Statement	1	6
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(10)
Income statement charge/(release) for the year	1	(4)
Financial instruments not credit-impaired | Corporate and commercial banking | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	51	45
Transfers from Stage 1 to Stage 2	37	3
Transfers from Stage 2 to Stage 1	(20)	(7)
Transfers to Stage 3	(21)	(5)
Transfers from Stage 3	0	1
Transfers of financial instruments	(4)	(8)
Net remeasurement of ECL on stage transfer	92	18
Change in economic scenarios	44	11
New lending and assets purchased	28	7
Redemptions and repayments	18	11
Other	6	(11)
Assets written off	0	0
Ending balance	199	51	45
Increase decrease in total expected credit losses	148	6
Charge/(release) to the Income Statement	148	6
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(8)
Income statement charge/(release) for the year	148	(2)
Financial instruments not credit-impaired | Corporate and investment banking | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,972	17,389
Transfers from Stage 1 to Stage 2	(43)	(208)
Transfers from Stage 2 to Stage 1	0	41
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(43)	(167)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	1,119	54
Redemptions and repayments	5,005	5,179
Other	2,174	875
Assets written off	0	0
Ending balance	11,217	12,972	17,389
Net movement in the year	(1,755)	(4,417)
Financial instruments not credit-impaired | Corporate and investment banking | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	397	134
Transfers from Stage 1 to Stage 2	43	208
Transfers from Stage 2 to Stage 1	0	(41)
Transfers to Stage 3	(40)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	3	167
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	43	0
Redemptions and repayments	287	(50)
Other	273	46
Assets written off	0	0
Ending balance	429	397	134
Net movement in the year	32	263
Financial instruments not credit-impaired | Corporate and investment banking | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4	5
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	1	0
Redemptions and repayments	1	1
Other	5	0
Assets written off	0	0
Ending balance	9	4	5
Increase decrease in total expected credit losses	5	(1)
Charge/(release) to the Income Statement	5	(1)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	5	(1)
Financial instruments not credit-impaired | Corporate and investment banking | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	37	3
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	(13)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(13)	0
Net remeasurement of ECL on stage transfer	0	36
Change in economic scenarios	8
New lending and assets purchased	0	0
Redemptions and repayments	1	1
Other	(7)	(1)
Assets written off	0	0
Ending balance	24	37	3
Increase decrease in total expected credit losses	(13)	34
Charge/(release) to the Income Statement	(13)	34
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(8)
Income statement charge/(release) for the year	(13)	26
Financial instruments not credit-impaired | Corporate centre | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	67,779	68,635
Transfers from Stage 1 to Stage 2	(87)	(15)
Transfers from Stage 2 to Stage 1	106	7
Transfers to Stage 3	(2)	(4)
Transfers from Stage 3	1	0
Transfers of financial instruments	18	(12)
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	11,457	1,849
Redemptions and repayments	10,342	5,328
Other	7,389	2,635
Assets written off	0	0
Ending balance	76,301	67,779	68,635
Net movement in the year	8,522	(856)
Financial instruments not credit-impaired | Corporate centre | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	94	97
Transfers from Stage 1 to Stage 2	87	15
Transfers from Stage 2 to Stage 1	(106)	(7)
Transfers to Stage 3	(3)	(4)
Transfers from Stage 3	1	0
Transfers of financial instruments	(21)	4
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	45	0
Redemptions and repayments	9	155
Other	(65)	148
Assets written off	0	0
Ending balance	44	94	97
Net movement in the year	(50)	(3)
Financial instruments not credit-impaired | Corporate centre | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1	3
Transfers from Stage 1 to Stage 2	(2)	0
Transfers from Stage 2 to Stage 1	4	0
Transfers to Stage 3	0	0
Transfers from Stage 3	1	0
Transfers of financial instruments	3	0
Net remeasurement of ECL on stage transfer	(3)	0
Change in economic scenarios	0	1
New lending and assets purchased	1	0
Redemptions and repayments	1	0
Other	34	(3)
Assets written off	0	0
Ending balance	35	1	3
Net movement in the year	34
Increase decrease in total expected credit losses		(2)
Charge/(release) to the Income Statement	34	(2)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	34	(2)
Financial instruments not credit-impaired | Corporate centre | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1	1
Transfers from Stage 1 to Stage 2	2	0
Transfers from Stage 2 to Stage 1	(4)	0
Transfers to Stage 3	(1)	0
Transfers from Stage 3	0	0
Transfers of financial instruments	(3)	0
Net remeasurement of ECL on stage transfer	3	0
Change in economic scenarios	6	0
New lending and assets purchased	0	0
Redemptions and repayments	1	0
Other	(6)	0
Assets written off	0	0
Ending balance	0	1	1
Net movement in the year	(1)
Increase decrease in total expected credit losses		0
Charge/(release) to the Income Statement	(1)	0
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	(1)	0
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,368	2,571
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,511	956
Transfers from Stage 3	(338)	(526)
Transfers of financial instruments	1,173	430
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	104	15
Redemptions and repayments	(441)	(459)
Other	185	172
Assets written off	393	361
Ending balance	2,996	2,368	2,571
Net movement in the year	628	(203)
Financial instruments credit-impaired | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368	357
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	69	26
Transfers from Stage 3	(23)	(24)
Transfers of financial instruments	46	2
Net remeasurement of ECL on stage transfer	241	96
Change in economic scenarios	10	(9)
Changes to model	25	13
New lending and assets purchased	52	9
Redemptions and repayments	(18)	(42)
Other	98	191
Assets written off	253	249
Ending balance	569	368	357
Net movement in the year	201
Increase decrease in total expected credit losses		11
Charge/(release) to the Income Statement	454	260
Less: ECL relating to derecognised income	(14)	(13)
Recoveries net of collection costs	(108)	(46)
Income statement charge/(release) for the year	332	201
Financial instruments credit-impaired | Corporate and commercial banking | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	452	375
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	621	151
Transfers from Stage 3	(5)	(16)
Transfers of financial instruments	616	135
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	94	2
Redemptions and repayments	118	7
Other	97	55
Assets written off	(121)	(108)
Ending balance	1,020	452	375
Net movement in the year	568	77
Financial instruments credit-impaired | Corporate and commercial banking | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	158	143
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	22	5
Transfers from Stage 3	(1)	(1)
Transfers of financial instruments	21	4
Net remeasurement of ECL on stage transfer	198	38
Change in economic scenarios	0	0
New lending and assets purchased	44	1
Redemptions and repayments	25	9
Other	5	35
Assets written off	(51)	(54)
Ending balance	350	158	143
Increase decrease in total expected credit losses	192	15
Charge/(release) to the Income Statement	243	69
Less: ECL relating to derecognised income	(5)	(6)
Recoveries net of collection costs	(93)	(12)
Income statement charge/(release) for the year	145	51
Financial instruments credit-impaired | Corporate and investment banking | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	15	26
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	40	0
Transfers from Stage 3	0	0
Transfers of financial instruments	40	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	0	0
Redemptions and repayments	1	28
Other	(12)	17
Assets written off	(42)	0
Ending balance	0	15	26
Net movement in the year	(15)	(11)
Financial instruments credit-impaired | Corporate and investment banking | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9	10
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	13	0
Transfers from Stage 3	0	0
Transfers of financial instruments	13	0
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0
New lending and assets purchased	0	0
Redemptions and repayments	0	0
Other	0	(1)
Assets written off	(22)	0
Ending balance	0	9	10
Increase decrease in total expected credit losses	(9)	(1)
Charge/(release) to the Income Statement	13	(1)
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	2	(2)
Income statement charge/(release) for the year	15	(3)
Financial instruments credit-impaired | Corporate centre | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	(1)
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	5	8
Transfers from Stage 3	(2)	0
Transfers of financial instruments	3	8
Net remeasurement of ECL on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	1	0
Redemptions and repayments	3	(14)
Other	1	(18)
Assets written off	(2)	(3)
Ending balance	0	0	(1)
Net movement in the year	0	1
Financial instruments credit-impaired | Corporate centre | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0	1
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1	0
Transfers from Stage 3	(1)	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	1	1
Change in economic scenarios	0	0
New lending and assets purchased	0	0
Redemptions and repayments	1	0
Other	0	(2)
Assets written off	0	0
Ending balance	0	0	£ 1
Net movement in the year	0
Increase decrease in total expected credit losses		(1)
Charge/(release) to the Income Statement	0	(1)
Less: ECL relating to derecognised income	0	1
Recoveries net of collection costs	4	(1)
Income statement charge/(release) for the year	£ 4	£ (1)